Putnam Global Income Trust
Fund summary
Goal
Putnam Global Income Trust seeks high current income.
Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Global Income Trust	Class A		Class B		Class C		Class M	Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Income Trust		Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Management fees		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses		0.45%	0.45%	0.45%	0.45%	0.45%	0.34%	0.28%	0.45%
Total annual fund operating expenses		1.24%	1.99%	1.99%	1.49%	1.49%	0.88%	0.82%	0.99%
Expense reimbursement	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total annual fund operating expenses after expense reimbursement		1.22%	1.97%	1.97%	1.47%	1.47%	0.86%	0.80%	0.97%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through February 28, 2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Global Income Trust - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	519	776	1,052	1,838
Class B	700	922	1,271	2,122
Class C	300	622	1,071	2,315
Class M	470	779	1,110	2,045
Class R	150	469	811	1,778
Class R5	88	279	486	1,082
Class R6	82	260	453	1,012
Class Y	99	313	545	1,211

Expense Example, No Redemption - Putnam Global Income Trust - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	200	622	1,071	2,122
Class C	200	622	1,071	2,315

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 451%.
Investments, risks, and performance
Investments
For this “non-diversified” fund, we invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). Under normal circumstances, we invest at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. We may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”).

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of a bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation, and may be or become illiquid.

The fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 16.86% Worst calendar quarter Q4 2016 −3.96%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam Global Income Trust		Label	1 Year	5 Years	10 Years
Class A		before taxes	(6.26%)	0.43%	5.80%
Class A | after taxes on distributions			(6.82%)	(0.78%)	4.01%
Class A | after taxes on distributions and sale of fund shares			(3.70%)	(0.22%)	3.84%
Class B		before taxes	(7.89%)	0.13%	5.60%
Class C		before taxes	(4.14%)	0.48%	5.44%
Class M		before taxes	(5.76%)	0.34%	5.62%
Class R		before taxes	(2.69%)	0.99%	5.97%
Class R5	[1]	before taxes	(2.07%)	1.57%	6.54%
Class R6	[1]	before taxes	(1.93%)	1.65%	6.59%
Class Y		before taxes	(2.12%)	1.51%	6.51%
Bloomberg Barclays Global Aggregate Bond Index (no deduction for fees, expenses or taxes)			(1.20%)	1.08%	2.49%
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.